Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Details Textual) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 15, 2020	Jun. 30, 2020	Dec. 31, 2019
Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Textual)
Fair value of warrants		$ 16,983,200
Fair value of the derivative warrant liability		15,709,460
Changes in fair value of derivative warrant liability		1,273,740
Deduction in equity		$ 16,983,200	$ 16,983,200
Fair value gain in statement of comprehensive income			$ 1,273,740
Decrease in diluted earnings per share			$ 0.01
Agreement, description	The Group entered into an agreement with its lender to amend its Phase I Financing Facilities (note 9). The Group will have to pay principal and accrued interest of USD 8.8 million in 2020 which represents the cumulative instalments including interest outstanding from periods prior to this amended agreement and an amendment fee of USD 136,000. Term loan (1) and Term loan (2) are now payable in 46 and 16 instalments respectively starting 30 June 2020 with final maturity on 31 July 2030 and 31 July 2023, respectively. Subsequent to this amendment, the Group has paid USD 6.8 million as per the revised repayment schedule. At 30 June 2020, the Group's current liabilities exceeded its current assets by USD 83 million.